Bernstein Fund, Inc.

Small Cap Core Portfolio

Schedule of Investments

June 30, 2019 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.5%
Health Care - 17.0%
Biotechnology - 6.7%
Aimmune Therapeutics, Inc. (a)	69,126	$1,439,203
Allakos, Inc. (a)	22,784	987,231
Allogene Therapeutics, Inc. (a)	43,841	1,177,131
Arena Pharmaceuticals, Inc. (a)	44,916	2,633,425
Array BioPharma, Inc. (a)	120,660	5,590,178
Arrowhead Pharmaceuticals, Inc. (a)	90,770	2,405,405
Ascendis Pharma A/S (Sponsored ADR) (a)	9,050	1,042,107
BeiGene Ltd. (Sponsored ADR) (a)	7,970	987,882
Biohaven Pharmaceutical Holding Co., Ltd. (a)	22,943	1,004,674
Blueprint Medicines Corp. (a)	33,500	3,160,055
CytomX Therapeutics, Inc. (a)	109,187	1,225,078
Eagle Pharmaceuticals, Inc./DE (a)	19,840	1,104,691
Emergent BioSolutions, Inc. (a)	43,859	2,118,828
Enanta Pharmaceuticals, Inc. (a)	22,260	1,878,299
Esperion Therapeutics, Inc. (a)	30,494	1,418,581
Exact Sciences Corp. (a)	16,700	1,971,268
Genomic Health, Inc. (a)	28,641	1,666,047
Gossamer Bio, Inc. (a)	17,946	398,042
Halozyme Therapeutics, Inc. (a)	127,176	2,184,884
Insmed, Inc. (a)	72,954	1,867,622
Invitae Corp. (a)	95,504	2,244,344
Iovance Biotherapeutics, Inc. (a)	100,140	2,455,433
Ligand Pharmaceuticals, Inc. (a)	17,760	2,027,304
Madrigal Pharmaceuticals, Inc. (a)	13,593	1,424,682
Mirati Therapeutics, Inc. (a)	21,223	2,185,969
Myriad Genetics, Inc. (a)	69,210	1,922,654
Neurocrine Biosciences, Inc. (a)	17,906	1,511,804
NextCure, Inc. (a)	24,673	369,602
NuCana PLC (ADR) (a)	38,273	397,274
Pieris Pharmaceuticals, Inc. (a)	198,690	933,843
REGENXBIO, Inc. (a)	36,130	1,855,998
Repligen Corp. (a)	33,401	2,870,816
Retrophin, Inc. (a)	59,190	1,189,127
Rubius Therapeutics, Inc. (a)	73,699	1,159,285
Turning Point Therapeutics, Inc.-Class I (a)	32,600	1,326,820
Ultragenyx Pharmaceutical, Inc. (a)	41,593	2,641,155
Y-mAbs Therapeutics, Inc. (a)	66,659	1,524,491

		64,301,232

Health Care Equipment & Supplies - 4.1%
AngioDynamics, Inc. (a)	36,070	710,218
Atrion Corp.	2,051	1,748,970
CONMED Corp.	16,580	1,418,751
Globus Medical, Inc.-Class A (a)	56,530	2,391,219
Haemonetics Corp. (a)	39,400	4,741,396
Insulet Corp. (a)	15,978	1,907,454

Company	Shares	U.S. $ Value
Integer Holdings Corp. (a)	38,250	$3,209,940
iRhythm Technologies, Inc. (a)	17,474	1,381,844
Lantheus Holdings, Inc. (a)	97,877	2,769,919
LivaNova PLC (a)	27,230	1,959,471
Masimo Corp. (a)	19,560	2,910,919
Merit Medical Systems, Inc. (a)	36,550	2,176,918
Mesa Laboratories, Inc.	11,330	2,768,372
Orthofix Medical, Inc. (a)	56,850	3,006,228
Penumbra, Inc. (a)	11,980	1,916,800
Surmodics, Inc. (a)	16,347	705,700
Tactile Systems Technology, Inc. (a)	28,935	1,646,980
Tandem Diabetes Care, Inc. (a)	37,266	2,404,402

		39,775,501

Health Care Providers & Services - 2.8%
Addus HomeCare Corp. (a)	22,960	1,720,852
Amedisys, Inc. (a)	36,320	4,409,611
AMN Healthcare Services, Inc. (a)	75,970	4,121,372
BioTelemetry, Inc. (a)	57,650	2,775,847
Chemed Corp.	6,260	2,258,858
Encompass Health Corp.	38,307	2,427,132
HealthEquity, Inc. (a)	33,390	2,183,706
LHC Group, Inc. (a)	18,060	2,159,615
Molina Healthcare, Inc. (a)	12,540	1,794,976
Patterson Cos., Inc.	84,250	1,929,325
RadNet, Inc. (a)	132,140	1,822,211

		27,603,505

Health Care Technology - 0.9%
HealthStream, Inc. (a)	53,000	1,370,580
HMS Holdings Corp. (a)	101,529	3,288,524
Omnicell, Inc. (a)	32,549	2,800,191
Teladoc Health, Inc. (a)	15,980	1,061,232

		8,520,527

Life Sciences Tools & Services - 0.7%
ICON PLC (a)	13,540	2,084,754
Medpace Holdings, Inc. (a)	40,935	2,677,968
PRA Health Sciences, Inc. (a)	18,070	1,791,640

		6,554,362

Pharmaceuticals - 1.8%
Aerie Pharmaceuticals, Inc. (a)	43,430	1,283,356
Amphastar Pharmaceuticals, Inc. (a)	57,390	1,211,503
Axsome Therapeutics, Inc. (a)	43,777	1,127,258
Catalent, Inc. (a)	23,310	1,263,635
Collegium Pharmaceutical, Inc. (a)	95,610	1,257,271
Corcept Therapeutics, Inc. (a)	93,870	1,046,651
GW Pharmaceuticals PLC (Sponsored ADR) (a)	6,808	1,173,631
Horizon Therapeutics PLC (a)	60,090	1,445,765

Company	Shares	U.S. $ Value
Innoviva, Inc. (a)	111,510	$1,623,586
Mallinckrodt PLC (a)	69,170	634,981
MyoKardia, Inc. (a)	27,060	1,356,788
Phibro Animal Health Corp.-Class A	40,670	1,292,086
Revance Therapeutics, Inc. (a)	63,360	821,779
Supernus Pharmaceuticals, Inc. (a)	57,920	1,916,573

		17,454,863

		164,209,990

Information Technology - 16.3%
Communications Equipment - 1.1%
Ciena Corp. (a)	26,890	1,105,986
Extreme Networks, Inc. (a)	284,776	1,842,501
InterDigital, Inc.	43,531	2,803,396
NetScout Systems, Inc. (a)	107,134	2,720,132
Viavi Solutions, Inc. (a)	178,020	2,365,886

		10,837,901

Electronic Equipment, Instruments & Components - 3.2%
Avnet, Inc.	61,435	2,781,162
Belden, Inc.	34,282	2,042,179
ePlus, Inc. (a)	17,360	1,196,798
Fabrinet (a)	34,050	1,691,264
Insight Enterprises, Inc. (a)	40,090	2,333,238
Jabil, Inc.	70,740	2,235,384
Novanta, Inc. (a)	25,404	2,395,597
OSI Systems, Inc. (a)	23,920	2,694,110
PC Connection, Inc.	72,825	2,547,419
Sanmina Corp. (a)	70,680	2,140,190
SYNNEX Corp.	31,090	3,059,256
Tech Data Corp. (a)	33,820	3,537,572
TTM Technologies, Inc. (a)	169,580	1,729,716

		30,383,885

IT Services - 3.6%
Booz Allen Hamilton Holding Corp.	28,720	1,901,551
CACI International, Inc.-Class A (a)	12,160	2,487,815
Everi Holdings, Inc. (a)	124,668	1,487,289
EVERTEC, Inc.	112,730	3,686,271
Genpact Ltd.	41,160	1,567,784
ManTech International Corp./VA-Class A	43,070	2,836,160
MAXIMUS, Inc.	65,480	4,749,919
NIC, Inc.	118,181	1,895,623
Paysign, Inc. (a)	158,450	2,118,477
Perficient, Inc. (a)	71,860	2,466,235
Perspecta, Inc.	148,830	3,484,110
TTEC Holdings, Inc.	53,730	2,503,281
Unisys Corp. (a)	163,797	1,592,107
WNS Holdings Ltd. (ADR) (a)	37,490	2,219,408

		34,996,030

Company	Shares	U.S. $ Value
Semiconductors & Semiconductor Equipment - 3.4%
Advanced Energy Industries, Inc. (a)	50,529	$2,843,267
Cabot Microelectronics Corp.	12,936	1,423,995
Cirrus Logic, Inc. (a)	104,420	4,563,154
Cree, Inc. (a)	24,058	1,351,578
Kulicke & Soffa Industries, Inc.	144,000	3,247,200
MKS Instruments, Inc.	30,360	2,364,740
Monolithic Power Systems, Inc.	14,250	1,934,865
Nanometrics, Inc. (a)	76,450	2,653,580
Semtech Corp. (a)	36,540	1,755,747
Silicon Laboratories, Inc. (a)	27,717	2,865,938
Teradyne, Inc.	63,630	3,048,513
Universal Display Corp.	10,620	1,997,197
Xperi Corp.	108,778	2,239,739

		32,289,513

Software - 4.8%
Appfolio, Inc.-Class A (a)	13,108	1,340,555
Aspen Technology, Inc. (a)	22,590	2,807,485
CommVault Systems, Inc. (a)	66,830	3,316,105
Cornerstone OnDemand, Inc. (a)	49,881	2,889,606
Coupa Software, Inc. (a)	19,608	2,482,569
Envestnet, Inc. (a)	20,570	1,406,371
Fair Isaac Corp. (a)	9,160	2,876,423
HubSpot, Inc. (a)	15,281	2,605,716
j2 Global, Inc.	38,368	3,410,532
Manhattan Associates, Inc. (a)	29,136	2,019,999
New Relic, Inc. (a)	21,301	1,842,750
Nuance Communications, Inc. (a)	177,280	2,831,162
Paycom Software, Inc. (a)	7,520	1,704,934
Pegasystems, Inc.	25,250	1,798,052
Progress Software Corp.	73,220	3,193,856
Rapid7, Inc. (a)	44,717	2,586,431
SPS Commerce, Inc. (a)	18,840	1,925,636
Trade Desk, Inc. (The)-Class A (a)	10,950	2,494,191
Verint Systems, Inc. (a)	52,997	2,850,179

		46,382,552

Technology Hardware, Storage & Peripherals - 0.2%
NCR Corp. (a)	57,850	1,799,135

		156,689,016

Financials - 15.6%
Banks - 8.8%
1st Source Corp.	33,890	1,572,496
Bancorp, Inc. (The) (a)	63,600	567,312
Bank of NT Butterfield & Son Ltd. (The)	94,530	3,210,239
Cadence BanCorp	145,672	3,029,978
Cathay General Bancorp	128,440	4,612,280
Community Trust Bancorp, Inc.	49,860	2,108,579
Eagle Bancorp, Inc.	61,950	3,353,353
Enterprise Financial Services Corp.	28,660	1,192,256
First BanCorp/Puerto Rico	245,520	2,710,541

Company	Shares	U.S. $ Value
First Citizens BancShares, Inc./NC-Class A	5,410	$2,435,961
First Financial Corp./IN	49,810	2,000,370
Great Southern Bancorp, Inc.	47,180	2,823,723
Great Western Bancorp, Inc.	113,250	4,045,290
Hancock Whitney Corp.	106,620	4,271,197
Hanmi Financial Corp.	102,750	2,288,242
Hilltop Holdings, Inc.	196,243	4,174,089
Home BancShares, Inc./AR	147,240	2,835,842
IBERIABANK Corp.	50,924	3,862,585
Independent Bank Group, Inc.	32,185	1,768,888
International Bancshares Corp.	98,720	3,722,731
Northeast Bank (a)	101,251	2,792,503
Preferred Bank/Los Angeles CA	12,110	572,198
Republic Bancorp, Inc./KY-Class A	58,420	2,906,395
S&T Bancorp, Inc.	50,160	1,879,997
Sterling Bancorp./DE	134,522	2,862,628
Synovus Financial Corp.	81,298	2,845,430
TCF Financial Corp.	145,800	3,031,182
Texas Capital Bancshares, Inc. (a)	42,490	2,607,611
Umpqua Holdings Corp.	159,300	2,642,787
Western Alliance Bancorp (a)	73,140	3,270,821
Wintrust Financial Corp.	39,190	2,867,140

		84,864,644

Capital Markets - 1.2%
Blucora, Inc. (a)	54,725	1,661,998
Cowen, Inc.-Class A (a)	132,150	2,271,659
Evercore, Inc.-Class A	24,710	2,188,565
Houlihan Lokey, Inc.	73,650	3,279,634
Waddell & Reed Financial, Inc.-Class A	110,800	1,847,036

		11,248,892

Consumer Finance - 0.4%
Navient Corp.	107,510	1,467,512
Nelnet, Inc.-Class A	42,560	2,520,403

		3,987,915

Insurance - 3.0%
Ambac Financial Group, Inc. (a)	102,920	1,734,202
American Equity Investment Life Holding Co.	121,884	3,310,369
Argo Group International Holdings Ltd.	18,510	1,370,666
Assured Guaranty Ltd.	84,160	3,541,453
CNO Financial Group, Inc.	192,990	3,219,073
Employers Holdings, Inc.	52,246	2,208,438
First American Financial Corp.	42,229	2,267,697
Genworth Financial, Inc.-Class A (a)	582,245	2,160,129
Heritage Insurance Holdings, Inc.	73,200	1,128,012
National Western Life Group, Inc.-Class A	8,070	2,073,990
Primerica, Inc.	24,270	2,911,187
Universal Insurance Holdings, Inc.	96,260	2,685,654

		28,610,870

Mortgage Real Estate Investment Trusts (REITs) - 0.1%
AG Mortgage Investment Trust, Inc.	85,300	1,356,270

Thrifts & Mortgage Finance - 2.1%
Axos Financial, Inc. (a)	93,094	2,536,811

Company	Shares	U.S. $ Value
BankUnited, Inc.	81,570	$2,752,172
Essent Group Ltd. (a)	95,087	4,468,138
Federal Agricultural Mortgage Corp.-Class C	11,530	837,770
MGIC Investment Corp. (a)	279,368	3,670,895
NMI Holdings, Inc.-Class A (a)	104,076	2,954,718
Walker & Dunlop, Inc.	54,760	2,913,780

		20,134,284

		150,202,875

Industrials - 14.2%
Aerospace & Defense - 0.5%
Curtiss-Wright Corp.	21,840	2,776,519
National Presto Industries, Inc.	16,028	1,495,252
Vectrus, Inc. (a)	24,461	992,138

		5,263,909

Air Freight & Logistics - 1.1%
Atlas Air Worldwide Holdings, Inc. (a)	22,040	983,866
Echo Global Logistics, Inc. (a)	118,165	2,466,103
Forward Air Corp.	50,318	2,976,310
Hub Group, Inc.-Class A (a)	62,065	2,605,489
Radiant Logistics, Inc. (a)	307,760	1,889,646

		10,921,414

Airlines - 0.4%
Hawaiian Holdings, Inc.	87,895	2,410,960
SkyWest, Inc.	18,980	1,151,516

		3,562,476

Building Products - 1.4%
Builders FirstSource, Inc. (a)	275,030	4,637,006
Continental Building Products, Inc. (a)	105,580	2,805,261
Masonite International Corp. (a)	14,400	758,592
Patrick Industries, Inc. (a)	45,722	2,249,065
Trex Co., Inc. (a)	40,290	2,888,793

		13,338,717

Commercial Services & Supplies - 1.8%
ACCO Brands Corp.	255,320	2,009,368
Brady Corp.-Class A	24,190	1,193,051
Casella Waste Systems, Inc.-Class A (a)	54,490	2,159,439
Deluxe Corp.	52,200	2,122,452
Kimball International, Inc.-Class B	109,494	1,908,480
Quad/Graphics, Inc.	73,810	583,837
SP Plus Corp. (a)	60,546	1,933,234
Steelcase, Inc.-Class A	97,740	1,671,354
Tetra Tech, Inc.	45,720	3,591,306

		17,172,521

Construction & Engineering - 1.5%
Comfort Systems USA, Inc.	59,954	3,057,055
EMCOR Group, Inc.	47,900	4,219,990
MasTec, Inc. (a)	54,190	2,792,411
Quanta Services, Inc.	73,360	2,801,618
Tutor Perini Corp. (a)	94,230	1,306,970

		14,178,044

Company	Shares	U.S. $ Value
Electrical Equipment - 1.1%
Atkore International Group, Inc. (a)	147,220	$3,808,581
EnerSys	41,813	2,864,191
Generac Holdings, Inc. (a)	51,130	3,548,933

		10,221,705

Machinery - 2.2%
Alamo Group, Inc.	15,820	1,580,893
Allison Transmission Holdings, Inc.	64,022	2,967,420
Barnes Group, Inc.	48,450	2,729,673
Harsco Corp. (a)	108,030	2,964,343
Kadant, Inc.	22,150	2,011,441
Meritor, Inc. (a)	192,293	4,663,105
Wabash National Corp.	231,491	3,766,359

		20,683,234

Professional Services - 2.5%
ASGN, Inc. (a)	48,860	2,960,916
Barrett Business Services, Inc.	36,590	3,022,334
FTI Consulting, Inc. (a)	41,650	3,491,936
Heidrick & Struggles International, Inc.	75,390	2,259,438
ICF International, Inc.	31,150	2,267,720
Insperity, Inc.	34,191	4,176,089
Kforce, Inc.	76,210	2,674,209
Navigant Consulting, Inc.	59,546	1,380,872
TrueBlue, Inc. (a)	95,960	2,116,877

		24,350,391

Road & Rail - 0.3%
ArcBest Corp.	82,062	2,306,763
Saia, Inc. (a)	13,950	902,146

		3,208,909

Trading Companies & Distributors - 1.4%
Applied Industrial Technologies, Inc.	48,780	3,001,434
BMC Stock Holdings, Inc. (a)	165,981	3,518,797
GMS, Inc. (a)	113,909	2,505,998
Rush Enterprises, Inc.-Class A	57,130	2,086,388
Titan Machinery, Inc. (a)	117,323	2,414,507

		13,527,124

		136,428,444

Consumer Discretionary - 11.3%
Auto Components - 0.4%
Stoneridge, Inc. (a)	57,930	1,827,691
Tower International, Inc.	104,486	2,037,477

		3,865,168

Company	Shares	U.S. $ Value
Automobiles - 0.3%
Thor Industries, Inc.	22,582	$1,319,918
Winnebago Industries, Inc.	37,620	1,454,013

		2,773,931

Distributors - 0.3%
Core-Mark Holding Co., Inc.	81,668	3,243,853

Diversified Consumer Services - 1.8%
Adtalem Global Education, Inc. (a)	79,060	3,561,653
Bright Horizons Family Solutions, Inc. (a)	12,958	1,954,974
Chegg, Inc. (a)	61,560	2,375,600
Hillenbrand, Inc.	120,760	4,778,473
K12, Inc. (a)	72,110	2,192,865
Strategic Education, Inc.	13,697	2,438,066

		17,301,631

Hotels, Restaurants & Leisure - 2.8%
Bloomin’ Brands, Inc.	135,490	2,562,116
Brinker International, Inc.	67,210	2,644,714
Churchill Downs, Inc.	16,260	1,871,038
Dave & Buster’s Entertainment, Inc.	31,032	1,255,865
Denny’s Corp. (a)	100,130	2,055,669
Hilton Grand Vacations, Inc. (a)	54,320	1,728,462
Papa John’s International, Inc.	51,726	2,313,187
Penn National Gaming, Inc. (a)	90,009	1,733,573
Planet Fitness, Inc. (a)	38,373	2,779,740
Ruth’s Hospitality Group, Inc.	109,000	2,475,390
Texas Roadhouse, Inc.-Class A	40,405	2,168,536
Wingstop, Inc.	33,750	3,197,813

		26,786,103

Household Durables - 0.5%
Helen of Troy Ltd. (a)	17,200	2,246,148
TopBuild Corp. (a)	32,470	2,687,217

		4,933,365

Internet & Direct Marketing Retail - 0.2%
Etsy, Inc. (a)	30,610	1,878,536

Leisure Products - 0.7%
MasterCraft Boat Holdings, Inc. (a)	125,035	2,449,436
Sturm Ruger & Co., Inc.	47,870	2,607,957
YETI Holdings, Inc. (a)	64,064	1,854,653

		6,912,046

Multiline Retail - 0.4%
Big Lots, Inc.	67,410	1,928,600
Ollie’s Bargain Outlet Holdings, Inc. (a)	23,625	2,057,974

		3,986,574

Specialty Retail - 2.4%
Aaron’s, Inc.	58,004	3,562,026
Children’s Place, Inc. (The)	18,448	1,759,570
Citi Trends, Inc.	63,440	927,493

Company	Shares	U.S. $ Value
Designer Brands, Inc.	81,854	$1,569,141
Five Below, Inc. (a)	21,594	2,591,712
Genesco, Inc. (a)	43,004	1,818,639
Lithia Motors, Inc.-Class A	22,210	2,638,104
Signet Jewelers Ltd.	86,370	1,544,296
Sleep Number Corp. (a)	94,083	3,800,012
Williams-Sonoma, Inc.	16,710	1,086,150
Zumiez, Inc. (a)	50,209	1,310,455

		22,607,598

Textiles, Apparel & Luxury Goods - 1.5%
Crocs, Inc. (a)	101,364	2,001,939
Deckers Outdoor Corp. (a)	19,740	3,473,648
Fossil Group, Inc. (a)	84,840	975,660
G-III Apparel Group Ltd. (a)	67,732	1,992,675
Skechers U.S.A., Inc.-Class A (a)	81,702	2,572,796
Vera Bradley, Inc. (a)	114,450	1,373,400
Wolverine World Wide, Inc.	64,970	1,789,274

		14,179,392

		108,468,197

Real Estate - 7.5%
Equity Real Estate Investment Trusts (REITs) - 7.0%
Agree Realty Corp.	14,697	941,343
American Assets Trust, Inc.	81,600	3,844,992
American Campus Communities, Inc.	40,840	1,885,174
Americold Realty Trust	102,653	3,328,010
Armada Hoffler Properties, Inc.	138,538	2,292,804
CareTrust REIT, Inc.	92,740	2,205,357
Chesapeake Lodging Trust	55,160	1,567,647
CoreCivic, Inc.	134,070	2,783,293
CorEnergy Infrastructure Trust, Inc.	63,460	2,516,824
Cousins Properties, Inc.	78,868	2,852,656
CubeSmart	67,140	2,245,162
First Industrial Realty Trust, Inc.	77,170	2,835,226
Getty Realty Corp.	47,570	1,463,253
Innovative Industrial Properties, Inc.	25,608	3,164,124
National Health Investors, Inc.	18,930	1,477,108
National Storage Affiliates Trust	72,530	2,099,018
Park Hotels & Resorts, Inc.	85,673	2,361,148
Pebblebrook Hotel Trust	60,310	1,699,536
PotlatchDeltic Corp.	40,663	1,585,044
Preferred Apartment Communities, Inc.-Class A	137,393	2,054,025
RLJ Lodging Trust	181,868	3,226,338
Ryman Hospitality Properties, Inc.	47,700	3,867,993
Sabra Health Care REIT, Inc.	142,560	2,807,006
STAG Industrial, Inc.	111,190	3,362,386
Summit Hotel Properties, Inc.	141,660	1,624,840
Sun Communities, Inc.	14,130	1,811,325
Sunstone Hotel Investors, Inc.	171,000	2,344,410
Xenia Hotels & Resorts, Inc.	154,800	3,227,580

		67,473,622

Real Estate Management & Development - 0.5%
Marcus & Millichap, Inc. (a)	71,181	2,195,934
RE/MAX Holdings, Inc.-Class A	31,040	954,790
RMR Group, Inc. (The)-Class A	38,380	1,803,093

		4,953,817

		72,427,439

Company	Shares	U.S. $ Value
Utilities - 4.4%
Electric Utilities - 1.9%
ALLETE, Inc.	55,180	$4,591,528
Otter Tail Corp.	58,980	3,114,734
PNM Resources, Inc.	79,340	4,039,199
Portland General Electric Co.	93,020	5,038,894
Spark Energy, Inc.	169,802	1,900,084

		18,684,439

Gas Utilities - 1.0%
Chesapeake Utilities Corp.	19,770	1,878,545
New Jersey Resources Corp.	58,110	2,892,135
ONE Gas, Inc.	25,190	2,274,657
Southwest Gas Holdings, Inc.	32,637	2,924,928

		9,970,265

Independent Power and Renewable Electricity Producers - 0.8%
Atlantic Power Corp. (a)	1,065,551	2,578,634
Ormat Technologies, Inc.	49,930	3,165,063
Vistra Energy Corp.	76,824	1,739,295

		7,482,992

Multi-Utilities - 0.5%
Avista Corp.	70,981	3,165,753
NorthWestern Corp.	22,770	1,642,855

		4,808,608

Water Utilities - 0.2%
AquaVenture Holdings Ltd. (a)	28,220	563,553
Consolidated Water Co., Ltd.	66,749	951,841

		1,515,394

		42,461,698

Energy - 4.2%
Energy Equipment & Services - 1.3%
Apergy Corp. (a)	74,000	2,481,960
Cactus, Inc.-Class A (a)	71,390	2,364,437
Mammoth Energy Services, Inc.	157,880	1,086,215
Matrix Service Co. (a)	125,900	2,550,734
Patterson-UTI Energy, Inc.	164,726	1,895,996
ProPetro Holding Corp. (a)	94,370	1,953,459

		12,332,801

Oil, Gas & Consumable Fuels - 2.9%
Arch Coal, Inc.	29,600	2,788,616
CONSOL Energy, Inc. (a)	87,120	2,318,263
CVR Energy, Inc.	70,680	3,533,293
Delek US Holdings, Inc.	90,570	3,669,897
HollyFrontier Corp.	28,470	1,317,592
Matador Resources Co. (a)	101,930	2,026,368

Company	Shares	U.S. $ Value
Par Pacific Holdings, Inc. (a)	89,807	$1,842,840
Peabody Energy Corp.	121,582	2,930,126
Penn Virginia Corp. (a)	14,220	436,270
Renewable Energy Group, Inc. (a)	99,702	1,581,274
REX American Resources Corp. (a)	25,250	1,840,725
SM Energy Co.	107,170	1,341,768
Texas Pacific Land Trust	2,068	1,627,495
W&T Offshore, Inc. (a)	261,140	1,295,254

		28,549,781

		40,882,582

Materials - 3.9%
Chemicals - 1.5%
Huntsman Corp.	121,268	2,478,718
Ingevity Corp. (a)	42,053	4,422,714
Kronos Worldwide, Inc.	81,810	1,253,329
Orion Engineered Carbons SA	112,110	2,400,275
Stepan Co.	10,920	1,003,657
Trinseo SA	66,850	2,830,429

		14,389,122

Construction Materials - 0.3%
Summit Materials, Inc.-Class A (a)	163,639	3,150,051

Containers & Packaging - 0.4%
Graphic Packaging Holding Co.	149,370	2,088,193
Sealed Air Corp.	37,545	1,606,175

		3,694,368

Metals & Mining - 0.9%
Cleveland-Cliffs, Inc.	295,510	3,153,092
Schnitzer Steel Industries, Inc.-Class A	99,487	2,603,575
Warrior Met Coal, Inc.	124,110	3,241,753

		8,998,420

Paper & Forest Products - 0.8%
Boise Cascade Co.	35,970	1,011,117
Louisiana-Pacific Corp.	145,126	3,805,204
Verso Corp. (a)	122,430	2,332,291

		7,148,612

		37,380,573

Communication Services - 2.7%
Diversified Telecommunication Services - 0.3%
Vonage Holdings Corp. (a)	235,380	2,666,855

Entertainment - 0.2%
MSG Networks, Inc. (a)	113,390	2,351,709

Interactive Media & Services - 0.2%
Care.com, Inc. (a)	137,036	1,504,655

Media - 1.4%
Entravision Communications Corp.-Class A	241,870	754,634
Gray Television, Inc. (a)	171,030	2,803,182

Company	Shares	U.S. $ Value
Nexstar Media Group, Inc.-Class A	27,150	$2,742,150
Sinclair Broadcast Group, Inc.-Class A	65,054	3,488,846
TEGNA, Inc.	267,940	4,059,291

		13,848,103

Wireless Telecommunication Services - 0.6%
Boingo Wireless, Inc. (a)	64,916	1,166,540
Shenandoah Telecommunications Co.	64,263	2,475,411
Telephone & Data Systems, Inc.	74,247	2,257,109

		5,899,060

		26,270,382

Consumer Staples - 2.4%
Beverages - 0.3%
Boston Beer Co., Inc. (The)-Class A (a)	8,570	3,237,403

Food & Staples Retailing - 0.5%
SpartanNash Co.	87,317	1,018,989
US Foods Holding Corp. (a)	49,860	1,782,994
Village Super Market, Inc.-Class A	80,630	2,137,501

		4,939,484

Food Products - 0.8%
Calavo Growers, Inc.	9,774	945,537
Fresh Del Monte Produce, Inc.	82,608	2,226,285
John B Sanfilippo & Son, Inc.	23,440	1,867,934
Nomad Foods Ltd. (a)	134,050	2,863,308

		7,903,064

Household Products - 0.2%
Central Garden & Pet Co.-Class A (a)	75,531	1,861,084

Personal Products - 0.6%
Medifast, Inc.	18,318	2,350,199
USANA Health Sciences, Inc. (a)	36,941	2,934,224

		5,284,423

		23,225,458

Total Common Stocks (cost $888,040,698)		958,646,654

SHORT-TERM INVESTMENTS - 1.0%
Investment Companies - 1.0%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 2.33% (b)(c)(d) (cost $9,485,018)	9,485,018	9,485,018

Total Investments - 100.5% (cost $897,525,716) (e)		968,131,672
Other assets less liabilities - (0.5)%		(4,815,048)

Net Assets - 100.0%		$963,316,624

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Russell 2000 E Mini Futures	238	September 2019	$18,648,490	$330,164

(a)	Non-income producing security.
(b)	Affiliated investments.
(c)	The rate shown represents the 7-day yield as of period end.
(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)

As of June 30, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $134,314,678 and gross unrealized depreciation of investments was $(63,378,558), resulting in net unrealized appreciation of $70,936,120.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt

Bernstein Fund, Inc.

Small Cap Core Portfolio

June 30, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2019:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks (a)	$958,646,654		$	– 0	–	$	– 0	–	$958,646,654
Short-Term Investments	9,485,018			– 0	–		– 0	–	9,485,018

Total Investments in Securities	968,131,672			– 0	–		– 0	–	968,131,672
Other Financial Instruments (b):
Assets:
Futures	330,164			– 0	–		– 0	–	330,164
Liabilities:	– 0	–		– 0	–		– 0	–	– 0	–

Total	$968,461,836		$	– 0	–	$	– 0	–	$968,461,836

(a)	See Schedule of Investments for sector classifications.
(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended June 30, 2019 is as follows:

Fund	Market Value 9/30/18 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 6/30/19 (000)	Dividend Income (000)
Government Money Market Portfolio	$5,289	$82,704	$78,508	$9,485	$45